Campbell Systematic Macro Fund
Consolidated Schedule of Investments
May 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 83.7%	Shares	Value
Money Market Funds - 8.5%
JPM USD Liquidity LVNAV Fund - Class Institutional, 4.29% (a)	168,099,864	$168,099,864

U.S. Treasury Bills - 75.2%	Par
4.26%, 06/05/2025 (b)	240,000,000	239,915,751
4.15%, 07/10/2025 (b)	240,000,000	238,932,199
4.20%, 08/07/2025 (b)	240,000,000	238,141,001
4.16%, 09/04/2025 (b)	270,000,000	267,030,186
4.11%, 10/09/2025 (b)	290,000,000	285,660,179
4.18%, 11/13/2025 (b)	225,000,000	220,730,362
		1,490,409,678
TOTAL SHORT-TERM INVESTMENTS (Cost $1,658,752,071)		1,658,509,542

TOTAL INVESTMENTS - 83.7% (Cost $1,658,752,071)		1,658,509,542
Other Assets in Excess of Liabilities - 16.3%		323,359,141
TOTAL NET ASSETS - 100.0%		$1,981,868,683
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(b)	The rate shown is the annualized effective yield as of May 31, 2025.

Campbell Systematic Macro Fund
Consolidated Schedule of Futures Contracts
May 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	2,224	12/15/2026	$395,299,450	$458,743
3 Month Euribor	10,342	06/15/2026	2,884,912,003	2,072,108
Arabica Coffee	89	07/21/2025	11,429,269	(889,019)
ASX SPI 200 Index	417	06/19/2025	56,830,648	341,149
Austrailian Government 10 Year Bonds	3,924	06/16/2025	288,697,746	1,581,777
Austrailian Government 3 Year Bonds	7,261	06/16/2025	503,304,495	713,044
CAC40 10 Euro Index	344	06/20/2025	30,255,407	(231,020)
Canadian Canola Oil	1,009	07/14/2025	10,456,515	373,040
Dow Jones Industrial Average Index	66	06/20/2025	13,957,020	105,436
Euro STOXX 50 Quanto Index	1,188	06/20/2025	72,409,579	(442,504)
Euro-BOBL	3,450	06/06/2025	466,706,407	157,131
Euro-Bund	2,786	06/06/2025	415,064,051	739,699
Euro-OAT Future Jun25	318	06/06/2025	45,404,844	158,511
Euro-Schatz	11,510	06/06/2025	1,402,891,928	2,267,483
Feeder Cattle	609	08/28/2025	90,992,212	4,110,298
FTSE 100 Index	291	06/20/2025	34,430,295	248,524
FTSE China A50 Index	1,084	06/27/2025	14,445,384	(137,365)
FTSE/JSE Top 40 Index	700	06/19/2025	33,776,727	504,893
FTSE/MIB Index	209	06/20/2025	47,623,077	1,548,350
German Stock Index	64	06/20/2025	43,682,938	79,672
Gold	32	08/27/2025	10,609,280	(59,889)
Hang Seng China Enterprises Index	17	06/27/2025	908,852	1,559
Hang Seng Index	332	06/27/2025	49,085,919	26,928
IBEX 35 Index	399	06/20/2025	64,113,819	1,732,772
Lean Hogs	170	07/15/2025	7,134,900	159,253
Live Cattle	1,969	08/29/2025	164,884,060	(1,269,486)
London Metals - Aluminum(a)	3,608	06/16/2025	219,900,384	(15,111,995)
London Metals - Aluminum(a)	771	09/15/2025	47,161,492	(500,330)
London Metals - Copper(a)	1,075	06/16/2025	256,759,181	(523,624)
London Metals - Copper(a)	324	09/15/2025	76,893,786	(439,100)
London Metals - Lead(a)	2,559	06/16/2025	124,366,760	(4,807,813)
London Metals - Lead(a)	1,110	09/15/2025	54,497,115	(1,008,318)
London Metals - Nickel(a)	847	06/16/2025	76,633,409	(3,229,425)
London Metals - Nickel(a)	150	09/15/2025	13,748,913	(252,782)
London Metals - Zinc(a)	2,995	06/16/2025	195,113,767	(16,462,444)
London Metals - Zinc(a)	634	09/15/2025	41,597,374	(1,499,115)
Long Gilt	1,004	09/26/2025	123,748,208	(98,912)
MSCI Singapore Index	1,692	06/27/2025	53,872,440	222,274
Nasdaq 100 Index	223	06/20/2025	95,340,305	562,423
Nikkei 225 Index	42	06/12/2025	11,079,746	51,276
NY Harbor ULSD	204	06/30/2025	17,182,267	(756,872)
OMXS30 Index	549	06/19/2025	14,281,977	(131,803)
Physcial Electricity Index	52	07/30/2025	3,339,861	(263,974)
S&P 500 Index	526	06/20/2025	155,590,800	588,666
S&P/Toronto Stock Exchange 60 Index	277	06/19/2025	63,298,138	1,023,887
SGX FTSE Taiwan Index	597	06/27/2025	41,837,760	(670,424)
SGX TSI Iron Ore	3,064	07/31/2025	29,304,096	(9,498)
Silver	241	07/29/2025	39,799,945	(505,000)
Sugar #11	1,990	06/30/2025	38,001,040	(1,721,189)
U.S. Treasury 5 Year Note	4,983	09/30/2025	539,098,313	322,183
UK Natural Gas	270	07/30/2025	9,139,111	(816,677)
				$(31,687,499)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(3,328)	12/15/2026	$804,627,200	$(763,776)
Australian 90 Day Bank Bills	(118)	06/11/2026	75,489,641	(7,739)
Brent Crude Oil	(603)	07/31/2025	37,416,150	484,883
Canadian 10 Year Government Bonds	(1,387)	09/18/2025	123,615,674	(1,664,443)
Copper	(72)	07/29/2025	8,419,500	96,760
Corn No. 2 Yellow	(2,419)	07/14/2025	53,701,800	677,795
Cotton No.2	(1,390)	07/09/2025	45,216,700	308,907
Crude Oil	(250)	06/20/2025	15,197,500	11,315
Crude Soybean Oil	(959)	07/14/2025	26,980,506	1,193,882
Euro BUXL 30 Year Bonds	(186)	06/06/2025	25,676,874	(502,290)
Euro-BTP Italian Government Bonds	(331)	06/06/2025	45,532,184	(551,613)
Hard Red Winter Wheat	(2,906)	07/14/2025	77,481,225	2,451,261
ICE 3 Month SONIA Rate	(803)	09/15/2026	260,539,528	3,801
ICE European Climate Exchange Emissions	(199)	12/15/2025	15,909,425	(966,460)
Japanese 10 Year Government Bonds	(51)	06/13/2025	49,296,987	(9,041)
London Metals - Aluminum(a)	(3,608)	06/16/2025	219,900,384	8,303,516
London Metals - Aluminum(a)	(260)	09/15/2025	15,904,005	155,266
London Metals - Copper(a)	(1,075)	06/16/2025	256,759,181	(4,612,177)
London Metals - Copper(a)	(103)	09/15/2025	24,444,629	165,775
London Metals - Lead(a)	(2,559)	06/16/2025	124,366,760	369,925
London Metals - Lead(a)	(888)	09/15/2025	43,597,692	596,107
London Metals - Nickel(a)	(847)	06/16/2025	76,633,409	2,583,557
London Metals - Nickel(a)	(346)	09/15/2025	31,714,160	820,771
London Metals - Zinc(a)	(2,995)	06/16/2025	195,113,768	14,562,666
London Metals - Zinc(a)	(801)	09/15/2025	52,554,411	973,111
Low Sulphur Gas Oil	(325)	07/10/2025	19,199,375	231,941
MSCI EAFE Index	(84)	06/20/2025	10,938,900	(429,855)
MSCI Emerging Markets Index	(224)	06/20/2025	12,872,160	(130,339)
Natural Gas	(243)	06/26/2025	8,376,210	229,242
Natural Gas	(35)	07/30/2025	1,019,502	82,420
Nifty 50 Index	(322)	06/26/2025	15,995,028	33,859
Palladium	(145)	09/26/2025	14,044,700	588,002
Platinum	(279)	07/29/2025	14,715,855	(575,159)
Reformulated Gasoline Blendstock	(1,102)	06/30/2025	93,266,888	2,139,367
Robusta Coffee	(627)	09/24/2025	27,983,010	1,851,321
Russell 2000 Index	(214)	06/20/2025	22,130,810	(1,024,567)
S&P Mid Cap 400 Index	(56)	06/20/2025	16,822,960	(977,796)
Soybean Meal	(5,334)	07/14/2025	158,046,420	923,671
Soybeans	(2,207)	07/14/2025	114,957,113	726,435
TOPIX Index	(5)	06/12/2025	972,063	(1,970)
U.S. Treasury 10 Year Notes	(2,343)	09/19/2025	259,487,250	(1,516,186)
U.S. Treasury 2 Year Notes	(3,975)	09/30/2025	824,564,063	(860,959)
U.S. Treasury Long Bonds	(8)	09/19/2025	902,250	1,736
U.S. Treasury Ultra Bonds	(236)	09/19/2025	27,390,750	(597,637)
US Cocoa	(176)	07/16/2025	17,232,160	423,498
Wheat	(97)	07/14/2025	2,589,900	(16,818)
				$25,781,965
Net Unrealized Appreciation (Depreciation)				$(5,905,34)

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

Campbell Systematic Macro Fund
Schedule of Forward Currency Contracts
May 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	06/18/2025	AUD	5,194,250,000	USD	3,312,065,201	$37,057,177
UBS AG	06/18/2025	BRL	2,164,250,000	USD	373,030,184	3,678,439
UBS AG	06/18/2025	CAD	1,812,600,000	USD	1,296,667,670	25,387,538
UBS AG	06/18/2025	CHF	121,000,000	USD	144,796,759	2,569,718
UBS AG	06/18/2025	CLP	98,940,000,000	USD	105,564,002	(993,110)
UBS AG	06/18/2025	CNH	317,500,000	USD	44,099,841	32,607
UBS AG	06/18/2025	COP	759,900,000,000	USD	180,573,044	1,895,469
UBS AG	06/18/2025	CZK	2,994,400,000	USD	129,321,423	7,187,051
UBS AG	06/18/2025	EUR	1,186,000,000	USD	1,311,618,588	36,647,258
UBS AG	06/18/2025	GBP	1,081,950,000	USD	1,409,590,141	48,301,665
UBS AG	06/18/2025	HUF	116,493,000,000	USD	316,970,043	10,177,304
UBS AG	06/18/2025	IDR	3,651,550,000,000	USD	221,042,360	2,929,825
UBS AG	06/18/2025	INR	25,548,000,000	USD	295,572,053	2,664,728
UBS AG	06/18/2025	JPY	215,100,000,000	USD	1,483,200,817	14,842,602
UBS AG	06/18/2025	KRW	232,305,000,000	USD	160,712,538	7,890,550
UBS AG	06/18/2025	MXN	16,131,300,000	USD	804,201,960	25,453,617
UBS AG	06/18/2025	NOK	5,199,300,000	USD	497,408,011	11,947,022
UBS AG	06/18/2025	NZD	1,508,450,000	USD	877,819,730	24,171,538
UBS AG	06/18/2025	PHP	15,617,250,000	USD	273,934,988	5,853,245
UBS AG	06/18/2025	PLN	1,386,225,000	USD	358,767,313	11,414,375
UBS AG	06/18/2025	SEK	2,408,850,000	USD	247,251,355	4,297,889
UBS AG	06/18/2025	SGD	201,501,000	USD	156,633,737	(215,890)
UBS AG	06/18/2025	TWD	8,730,900,000	USD	292,019,461	(208,550)
UBS AG	06/18/2025	USD	3,437,850,350	AUD	5,442,800,000	(71,530,846)
UBS AG	06/18/2025	USD	264,330,766	BRL	1,555,900,000	(6,488,661)
UBS AG	06/18/2025	USD	1,248,748,474	CAD	1,760,900,000	(35,598,330)
UBS AG	06/18/2025	USD	259,320,542	CHF	220,950,000	(9,775,517)
UBS AG	06/18/2025	USD	161,599,576	CLP	154,940,000,000	(2,158,399)
UBS AG	06/18/2025	USD	156,503,454	CNH	1,127,900,000	(274,461)
UBS AG	06/18/2025	USD	71,593,305	COP	311,190,000,000	(3,130,181)
UBS AG	06/18/2025	USD	133,719,766	CZK	2,968,400,000	(1,603,423)
UBS AG	06/18/2025	USD	1,090,566,387	EUR	980,100,000	(23,628,685)
UBS AG	06/18/2025	USD	1,095,641,956	GBP	829,900,000	(22,620,819)
UBS AG	06/18/2025	USD	250,279,084	HUF	90,195,000,000	(3,015,578)
UBS AG	06/18/2025	USD	105,267,038	IDR	1,746,150,000,000	(1,835,160)
UBS AG	06/18/2025	USD	264,629,967	INR	22,852,000,000	(2,134,825)
UBS AG	06/18/2025	USD	1,090,239,483	JPY	157,767,000,000	(8,513,729)
UBS AG	06/18/2025	USD	271,926,674	KRW	389,655,000,000	(10,878,415)
UBS AG	06/18/2025	USD	651,776,883	MXN	13,303,200,000	(32,425,511)
UBS AG	06/18/2025	USD	242,566,639	NOK	2,582,550,000	(10,435,658)
UBS AG	06/18/2025	USD	1,090,927,196	NZD	1,875,900,000	(30,784,110)
UBS AG	06/18/2025	USD	133,771,413	PHP	7,713,750,000	(4,422,986)
UBS AG	06/18/2025	USD	231,076,493	PLN	880,800,000	(4,134,984)
UBS AG	06/18/2025	USD	390,439,187	SEK	3,829,200,000	(9,433,102)
UBS AG	06/18/2025	USD	262,476,636	SGD	347,361,000	(7,166,988)
UBS AG	06/18/2025	USD	381,931,951	TWD	12,145,050,000	(23,989,330)
UBS AG	06/18/2025	USD	230,010,045	ZAR	4,303,400,000	(8,965,018)
UBS AG	06/18/2025	ZAR	7,123,000,000	USD	385,484,329	10,067,878
Net Unrealized Appreciation (Depreciation)						$(41,894,768)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Campbell Systematic Macro Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	168,099,864	–	–	168,099,864
U.S. Treasury Bills	–	1,490,409,678	–	1,490,409,678
Total Investments	168,099,864	1,490,409,678	–	1,658,509,542

Other Financial Instruments:
Forwards*	–	294,467,497	–	294,467,497
Futures Contracts*	61,141,868	–	–	61,141,868
Total Other Financial Instruments	61,141,868	294,467,497	–	355,609,365

Liabilities:
Other Financial Instruments:
Forwards*	–	(336,362,265)	–	(336,362,265)
Futures Contracts*	(67,047,402)	–	–	(67,047,402)
Total Other Financial Instruments	(67,047,402)	(336,362,265)	–	(403,409,667)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.